SHARE CAPITAL (Tables)	12 Months Ended
Aug. 31, 2023
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of Share Options	Average Exercise Price in CAD
Options outstanding at August 31, 2021	3,808,521	$3.96
Granted	1,273,000	$2.36
Expired	(1,256,517)	$4.08
Exercised	(158,333)	$1.86
Options outstanding at August 31, 2022	3,666,671	$3.45
Granted	1,358,000	$2.36
Forfeited	(170,167)	$3.20
Exercised	(60,667)	$1.81
Options outstanding at August 31, 2023	4,793,837	$3.17

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Number Outstanding at August 31, 2023	Number Exercisable at August 31, 2023	Exercise Price in CAD	Average Remaining Contractual Life (Years)
937,000	644,778	$6.58	2.30
99,000	66,000	$3.90	2.94
42,000	14,000	$3.40	3.06
601,836	666,836	$2.61	0.61
21,000	7,000	$2.52	3.50
1,113,000	-	$2.37	4.09
1,135,000	388,333	$2.32	3.29
200,000	-	$2.28	4.69
645,001	645,001	$1.81	1.26
4,793,837	2,431,948		2.72

Disclosure of assumptions used in valuing stock options granted [Table Text Block]
Year ended	August 31, 2023	August 31, 2022
Risk-free interest rate	3.45%	1.18%
Expected life of options	3.9 years	3.5 years
Annualized volatility[1]	89%	87%
Forfeiture rate	0.6%	2.0%
Dividend rate	0.0%	0.0%
[1]The Company uses its historical volatility as the basis for the expected volatility assumption in the Black Scholes option pricing model.